Derivative Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivatives, hedge ineffectiveness	$ 0	$ 0
Number of interest rate swaps	4		4
Aggregate notional amount	272,900,000
Mortgage loans held-for-sale	320,500,000
Covered call options outstanding	0	0
Fair value of interest rate derivatives in a net liability position	46,000,000
Collateral securities	33,300,000
Cash collateral	7,400,000
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from accumulated other comprehensive income to interest expense	5,500,000
Forward Commitments To Sell Mortgage Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional amount	591,500,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps			2
Aggregate notional amount	1,300,000,000		75,000,000
Interest Rate Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps	2		2
Aggregate notional amount			60,000,000
Cash Flow [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, Aggregate notional amount	225,000,000
Cash Flow [Member] | Interest Rate Swaps And Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional amount	$ 225,000,000